SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 11 – SUBSEQUENT EVENTS
In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2023, up to the date the Company issued the consolidated financial statements.
Between January 22, 2024, and March 17, 2024, TMTG issued and/or amended the terms of numerous TMTG Convertible Notes, prior to the conversion of such notes on March 25, 2024, as described below.
On February 28, 2024, TMTG minority shareholder United Atlantic Ventures, LLC (“UAV”) initiated litigation against TMTG in the Delaware Court of Chancery (“Chancery Court”). On March 4, 2024, UAV filed an amended complaint, adding members of the TMTG board of directors as defendants. On April 11, 2024, UAV filed a second amended complaint, naming as defendants TMTG, the Combined Entity, and members of the boards of directors of both TMTG and the Combined Entity (collectively, the “Delaware Defendants”).
UAV’s second amended complaint sought primarily declaratory and injunctive relief, specifically:
1.	A declaration that Section 4.8 of the [Combined Entity’s] Second Amended Charter is void and unenforceable as applied to UAV;
2.	An injunction requiring [the Combined Entity] to remove the restriction legends on UAV’s stock;
3.
A declaration that [] TMTG approved and ratified all of UAV’s rights emanating from the Services Agreement [to which UAV was a party and that was declared void ab initio on July 30, 2021, by an attorney for the Trump Organization, on behalf of President Trump. TMTG was not a party to the Services Agreement.]

4.
A declaration that the Services Agreement is a valid and enforceable contract and that UAV has valid and enforceable rights thereunder, including the continuing right to appoint directors to [TMTG’s and the Combined Entity’s] boards.

5.	An injunction enjoining [] TMTG from further prosecuting the [a lawsuit TMTG filed against UAV in Florida state court on March 24, 2024];
6.
Awarding [UAV] its attorneys’ fees and costs based upon the bad faith conduct of [the Delaware] Defendants and/or based on the benefit conferred on the Company [sic] and its minority stockholders through the prosecution of this action.

7.	Awarding such other relief as the [Chancery] Court deems equitable, just and proper.
On June 5, 2024, UAV filed a motion for leave to further amend its complaint. That motion, along with UAV’s renewed motion for contempt, remained pending as of the date of these financial statements.
On March 25, 2024, TMTG consummated the Merger Agreement dated October 20, 2021, between Digital World Acquisition Corp. (“Digitial World” or “DWAC”), DWAC Merger Sub, TMTG, ARC Global Investments II (“ARC”), LLC and TMTG’s General Counsel, as amended on May 11, 2022, August 9, 2023 and September 29, 2023. Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, upon the Closing, Merger Sub merged with and into TMTG, with TMTG surviving as a wholly owned subsidiary of Digital World, and with TMTG’s stockholders receiving 87,500,000 shares of Digital World Class A common stock (excluding 40,000,000 Earnout Shares), subject to certain adjustments and earnout provisions, in exchange for TMTG common stock, which is in substance, a continuation of the TMTG shareholders’ equity interests in the TMTG business, plus up to an additional 7,854,534 shares of New Digital World common stock that were issued upon conversion of outstanding TMTG Convertible Notes immediately prior to the Closing.
On April 15, 2024, TMTG filed a registration statement on form S-1, which, as of the date of these financial statements, had not yet been declared effective and remained subject to amendment and completion.
On April 16, 2024, TMTG announced that it had finished the research and development phase of its new live TV streaming platform and would begin scaling up its own content delivery network. On May 16 and 17, 2024, respectively, the Company signed agreements to obtain data center services and purchase servers and related equipment for the project.
On April 26, 2024, in accordance with the terms of the Merger Agreement, the Company officially determined that 40,000,000 Earnout Shares had been earned, after which such shares were issued.